Retirement Benefit Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Other payable	$ 711	$ 545	[1]	$ 540	[1]
Employer contributions payable including estimated minimum funding payments	45
Surplus (deficit) in plan	111	75
United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Contractual payments to defined benefit scheme	20	21		$ 16
Defined contribution pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Other payable	105	108
Funded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	154	110
Unfunded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	$ 402	$ 370

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.